Note 3 (Detail) - Interest Costs Incurred, Expensed and Capitalized (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Jul. 31, 2012		Jul. 31, 2011
Interest capitalized at beginning of period	$ 118,435		$ 135,556		$ 121,441		$ 136,288
Plus interest incurred(1)	39,477	[1]	40,051	[1]	110,315	[1]	117,773	[1]
Less cost of sales interest expensed	14,298		14,222		40,091		43,804
Less other interest expensed(2)(3)	24,590	[2],[3]	25,207	[2],[3]	72,641	[2],[3]	74,079	[2],[3]
Interest capitalized at end of period(4)	$ 119,024	[4]	$ 136,178	[4]	$ 119,024	[4]	$ 136,178	[4]

[1]	Data does not include interest incurred by our mortgage and finance subsidiaries.
[2]	Other interest expensed is comprised of interest that does not qualify for interest capitalization because our assets that qualify for interest capitalization (inventory under development) do not exceed our debt. Interest on completed homes and land in planning, which does not qualify for capitalization, is expensed.
[3]	Cash paid for interest, net of capitalized interest, is the sum of other interest expensed, as defined above, and interest paid by our mortgage and finance subsidiaries adjusted for the change in accrued interest.
[4]	We have incurred significant inventory impairments in recent years, which are determined based on total inventory including capitalized interest. However, the capitalized interest amounts above are shown on a gross basis before allocating any portion of the impairments to capitalized interest.